Financial risk management - Summary of Default Risk and Expected Credit Losses (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	€ 93.3	€ 101.9
Value adjustment		(4.6)	€ (4.2)
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	30.7	30.8	€ 25.8
Value adjustment	(5.6)	(4.6)
Trade receivables | Low risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	20.9	23.8
Value adjustment	(3.2)	(2.5)
Trade receivables | Medium risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amounts	9.8	7.0
Value adjustment	€ (2.4)	€ (2.2)